ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 6, 2017	Jasmin M. Ali 617-854-2561 Jasmin.Ali@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust II (File Nos. 002-80751 and 811-03618)

Dear Ladies and Gentlemen:

On behalf of Brighthouse Funds Trust II (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the Supplement dated August 18, 2017 to the Trust’s Prospectus dated May 1, 2017, filed with the Securities and Exchange Commission on August 18, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-176721).

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please direct any questions or comments on the enclosed materials to me at 617-235-4718.

Sincerely,

/s/ Jasmin M. Ali

Jasmin M. Ali

cc:	Andrew Gangolf, Esq.
Michael Lawlor, Esq.
Brian D. McCabe, Esq.
Jeremy C. Smith, Esq.
Renee E. Laws, Esq.